Deferred Tax Assets and Deferred Tax Liabilities (Details) kr in Thousands	Dec. 31, 2020 SEK (kr)
Net deferred tax assets and liabilities
Deferred Tax Assets	kr 13,127
Deferred Tax Liabilities	(92,523)
Tax assets/liabilities, net	(79,396)
Offsetting Deferred Tax Assets	(12,527)
Offsetting Deferred Tax Liabilities	12,527
Net Deferred Tax Assets	600
Net Deferred Tax Liabilities	(79,996)
Intangible assets
Net deferred tax assets and liabilities
Deferred Tax Liabilities	(92,523)
Tax assets/liabilities, net	(92,523)
Personnel-related items
Net deferred tax assets and liabilities
Deferred Tax Assets	596
Tax assets/liabilities, net	596
Tax loss carried forward
Net deferred tax assets and liabilities
Deferred Tax Assets	12,527
Tax assets/liabilities, net	12,527
Other items
Net deferred tax assets and liabilities
Deferred Tax Assets	4
Tax assets/liabilities, net	kr 4